UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Debt Central Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Argentina	13.2	11.6
Mexico	9.6	9.0
Indonesia	6.6	5.9
Turkey	6.2	6.3
Brazil	5.7	4.7

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Argentine Republic	6.6	6.3
Turkish Republic	5.6	5.7
Petroleos Mexicanos	4.9	4.3
Indonesian Republic	4.7	4.4
Brazilian Federative Republic	4.5	3.7
	26.3

Asset Allocation (% of fund's net assets)

As of June 30, 2016
Corporate Bonds	35.6%
Government Obligations	56.1%
Preferred Securities	1.5%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

As of December 31, 2015
Corporate Bonds	30.5%
Government Obligations	59.1%
Supranational Obligations	0.2%
Preferred Securities	1.4%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	8.3%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.6%
		Principal Amount(a)	Value
Argentina - 4.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20(b)		$366,660	$399,659
Arcor SAIC 6% 7/6/23 (b)		165,000	165,825
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		175,506	176,823
Banco Hipotecario SA 9.75% 11/30/20 (b)		495,000	536,951
Cablevision SA 6.5% 6/15/21 (b)		150,000	153,000
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	39,025
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		170,000	180,838
Pan American Energy LLC 7.875% 5/7/21 (b)		600,000	613,500
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		21,250	21,409
9.625% 5/14/20 (b)		802,841	851,012
YPF SA:
8.5% 3/23/21 (b)		625,000	667,188
8.75% 4/4/24 (b)		835,000	897,625

TOTAL ARGENTINA			4,702,855

Azerbaijan - 0.8%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		220,000	215,120
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		445,000	479,488
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	191,311

TOTAL AZERBAIJAN			885,919

Bailiwick of Jersey - 0.6%
Polyus Gold International Ltd. 5.625% 4/29/20 (b)		650,000	682,175
Bangladesh - 0.6%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		600,000	630,000
Bermuda - 0.3%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		200,000	193,000
7.875% 8/1/21 (b)		200,000	193,000

TOTAL BERMUDA			386,000

Brazil - 0.8%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (b)		170,000	175,100
5.75% 9/26/23 (b)		260,000	266,370
6.369% 6/16/18 (b)		200,000	208,680
Globo Comunicacao e Participacoes SA 5.307% 5/11/22 (Reg. S) (c)		200,000	202,000

TOTAL BRAZIL			852,150

British Virgin Islands - 0.7%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		800,000	788,000
Canada - 1.0%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		745,000	726,375
Pacific Exploration and Production Corp. 12% 12/22/17		220,000	193,600
Pacific Rubiales Energy Corp.:
7.25% 12/12/21 (b)(d)		1,245,000	230,325
7.25% 12/12/21 (Reg. S)		100,000	18,500
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		420,000	0

TOTAL CANADA			1,168,800

Cayman Islands - 0.5%
Vale Overseas Ltd.:
4.375% 1/11/22		260,000	243,672
4.625% 9/15/20		165,000	160,256
5.875% 6/10/21		165,000	165,206

TOTAL CAYMAN ISLANDS			569,134

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22 (b)		200,000	206,500
Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		200,000	198,000
Georgia - 0.6%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		200,000	207,700
7.75% 7/5/17 (Reg. S)		200,000	207,700
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		200,000	206,540

TOTAL GEORGIA			621,940

Indonesia - 1.7%
PT Pertamina Persero:
4.3% 5/20/23 (b)		200,000	203,325
4.875% 5/3/22 (b)		200,000	210,402
5.25% 5/23/21 (b)		235,000	251,625
5.625% 5/20/43 (b)		200,000	193,739
5.625% 5/20/43 (Reg. S)		400,000	387,478
6% 5/3/42 (b)		200,000	202,198
6.5% 5/27/41 (b)		400,000	424,040

TOTAL INDONESIA			1,872,807

Ireland - 1.4%
EDC Finance Ltd. 4.875% 4/17/20 (b)		400,000	403,000
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		400,000	416,488
MTS International Funding Ltd. 8.625% 6/22/20 (b)		150,000	175,877
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		520,000	574,934

TOTAL IRELAND			1,570,299

Kazakhstan - 0.8%
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (b)		100,000	111,020
Zhaikmunai International BV 7.125% 11/13/19 (b)		930,000	816,261

TOTAL KAZAKHSTAN			927,281

Luxembourg - 3.3%
EVRAZ Group SA:
6.5% 4/22/20 (b)		200,000	204,250
8.25% 1/28/21 (Reg. S)		200,000	216,500
9.5% 4/24/18 (Reg. S)		450,000	488,700
MHP SA 8.25% 4/2/20 (b)		200,000	189,000
Millicom International Cellular SA 6.625% 10/15/21 (b)		400,000	410,680
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		1,020,000	985,422
5.875% 3/1/18		345,000	351,900
6.875% 1/20/40		580,000	471,018
SB Capital SA 5.5% 2/26/24 (b)(e)		250,000	246,625
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	203,852

TOTAL LUXEMBOURG			3,767,947

Mexico - 7.2%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,500,000	340,598
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		200,000	206,000
Nacional Financiera SNC 3.375% 11/5/20 (b)		245,000	249,655
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,350,000	1,391,850
6.625% 6/15/38		25,000	25,378
Petroleos Mexicanos:
3.5% 1/30/23		310,000	291,896
4.875% 1/18/24		290,000	294,002
5.5% 2/4/19 (b)		350,000	367,850
5.5% 1/21/21		255,000	270,020
5.5% 6/27/44		750,000	677,663
6.375% 2/4/21 (b)		170,000	184,841
6.375% 1/23/45		780,000	783,900
6.5% 6/2/41		1,400,000	1,417,500
6.625% (b)(f)		1,295,000	1,278,813
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	400,500

TOTAL MEXICO			8,180,466

Netherlands - 4.3%
GTB Finance BV 6% 11/8/18 (b)		800,000	784,080
GTH Finance BV:
6.25% 4/26/20 (b)		400,000	414,512
7.25% 4/26/23 (b)		400,000	416,000
HSBK BV:
7.25% 5/3/17 (b)		400,000	412,000
7.25% 5/3/17 (Reg. S)		100,000	103,000
Metinvest BV:
10.5% 11/28/17 (b)		874,416	559,801
10.5% 11/28/17 (Reg. S)		248,944	159,374
Nord Gold NV 6.375% 5/7/18 (b)		200,000	209,120
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		430,000	376,861
Petrobras Global Finance BV:
2.7684% 1/15/19 (e)		320,000	289,120
3% 1/15/19		655,000	606,858
8.375% 5/23/21		505,000	521,160

TOTAL NETHERLANDS			4,851,886

Nigeria - 0.7%
Zenith Bank PLC 6.25% 4/22/19 (b)		900,000	848,430
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		270,000	243,675
Turkey - 0.6%
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		400,000	424,021
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (e)		200,000	202,650

TOTAL TURKEY			626,671

United Kingdom - 0.8%
Afren PLC:
6.625% 12/9/20 (b)(d)		195,167	195
10.25% 4/8/19 (Reg. S) (d)		585,502	586
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		300,000	291,600
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		450,000	371,250
10.375% 4/7/19 (b)		150,000	123,750
Vedanta Resources PLC 6% 1/31/19 (b)		200,000	170,750

TOTAL UNITED KINGDOM			958,131

United States of America - 0.4%
CEMEX Finance LLC 9.375% 10/12/22 (b)		200,000	220,000
Southern Copper Corp. 7.5% 7/27/35		250,000	276,150

TOTAL UNITED STATES OF AMERICA			496,150

Venezuela - 3.8%
Petroleos de Venezuela SA:
5.375% 4/12/27		475,000	165,633
5.5% 4/12/37		165,000	56,513
6% 5/16/24 (b)		820,000	283,925
6% 11/15/26 (b)		775,000	270,243
8.5% 11/2/17 (b)		4,036,667	2,823,757
8.5% 11/2/17 (Reg. S)		160,000	111,924
9.75% 5/17/35 (b)		910,000	363,955
12.75% 2/17/22 (b)		575,000	291,525

TOTAL VENEZUELA			4,367,475

TOTAL NONCONVERTIBLE BONDS
(Cost $41,907,041)			40,402,691

Government Obligations - 56.1%
Argentina - 9.1%
Argentine Republic:
6.25% 4/22/19 (b)		1,445,000	1,506,413
6.875% 4/22/21 (b)		1,490,000	1,589,085
7% 4/17/17		3,145,000	3,226,158
7.5% 4/22/26 (b)		945,000	1,021,545
8.75% 5/7/24		170,000	194,801
Buenos Aires Province:
5.75% 6/15/19 (b)		165,000	167,063
9.375% 9/14/18 (b)		125,000	135,000
10.875% 1/26/21 (Reg. S)		1,200,000	1,353,000
City of Buenos Aires 8.95% 2/19/21 (b)		275,000	306,625
Provincia de Cordoba:
7.125% 6/10/21 (b)		550,000	551,375
12.375% 8/17/17 (b)		277,000	298,468

TOTAL ARGENTINA			10,349,533

Armenia - 0.7%
Republic of Armenia:
6% 9/30/20 (b)		600,000	603,732
7.15% 3/26/25 (b)		200,000	203,000

TOTAL ARMENIA			806,732

Belarus - 0.9%
Belarus Republic 8.95% 1/26/18		1,010,000	1,047,370
Brazil - 4.5%
Brazilian Federative Republic:
4.25% 1/7/25		800,000	786,000
5.625% 1/7/41		1,040,000	1,008,800
6% 4/7/26		330,000	358,050
7.125% 1/20/37		1,100,000	1,237,500
8.25% 1/20/34		1,415,000	1,719,225

TOTAL BRAZIL			5,109,575

Colombia - 2.0%
Colombian Republic:
4.375% 3/21/23	COP	1,875,000,000	547,490
5% 6/15/45		200,000	207,500
5.625% 2/26/44		200,000	221,500
6.125% 1/18/41		115,000	132,825
7.375% 9/18/37		275,000	357,156
10.375% 1/28/33		525,000	787,500

TOTAL COLOMBIA			2,253,971

Congo - 0.6%
Congo Republic 4% 6/30/29 (c)		927,960	668,317
Costa Rica - 0.5%
Costa Rican Republic:
7% 4/4/44 (b)		400,000	398,000
7.158% 3/12/45 (b)		200,000	199,500

TOTAL COSTA RICA			597,500

Croatia - 1.4%
Croatia Republic:
5.5% 4/4/23 (b)		200,000	211,920
6% 1/26/24 (b)		400,000	436,120
6.375% 3/24/21 (b)		450,000	490,928
6.625% 7/14/20 (b)		175,000	190,925
6.75% 11/5/19 (b)		200,000	217,750

TOTAL CROATIA			1,547,643

Dominican Republic - 2.5%
Dominican Republic:
1.5% 8/30/24 (e)		1,000,000	975,000
5.5% 1/27/25 (b)		180,000	183,150
6.85% 1/27/45 (b)		355,000	367,425
6.875% 1/29/26 (b)		365,000	402,778
7.45% 4/30/44 (b)		455,000	500,500
7.5% 5/6/21 (b)		325,000	361,075

TOTAL DOMINICAN REPUBLIC			2,789,928

El Salvador - 0.2%
El Salvador Republic 7.65% 6/15/35 (Reg. S)		215,000	191,350
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (b)		200,000	220,024
Guatemala - 0.2%
Guatemalan Republic 4.5% 5/3/26 (b)		200,000	203,500
Hungary - 0.7%
Hungarian Republic:
5.375% 3/25/24		116,000	129,572
5.75% 11/22/23		231,000	262,970
7.625% 3/29/41		316,000	458,200

TOTAL HUNGARY			850,742

Indonesia - 4.5%
Indonesian Republic:
3.375% 4/15/23 (b)		200,000	201,086
4.75% 1/8/26 (b)		200,000	217,774
4.875% 5/5/21 (b)		300,000	325,721
5.25% 1/17/42 (b)		200,000	212,128
5.375% 10/17/23		200,000	225,061
5.95% 1/8/46 (b)		200,000	235,666
6.625% 2/17/37 (b)		375,000	462,048
6.75% 1/15/44 (b)		400,000	508,299
7.75% 1/17/38 (b)		855,000	1,160,249
8.375% 3/15/24	IDR	3,437,000,000	274,310
8.5% 10/12/35 (Reg. S)		775,000	1,105,927
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		200,000	209,000

TOTAL INDONESIA			5,137,269

Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,050,000	799,365
Ivory Coast - 0.8%
Ivory Coast 5.75% 12/31/32		1,025,000	954,439
Kazakhstan - 0.4%
Kazakhstan Republic:
5.125% 7/21/25 (b)		230,000	251,878
6.5% 7/21/45 (b)		200,000	232,428

TOTAL KAZAKHSTAN			484,306

Lebanon - 0.9%
Lebanese Republic:
4% 12/31/17		237,000	233,753
5.15% 11/12/18		250,000	249,465
5.45% 11/28/19		330,000	324,951
6.375% 3/9/20		230,000	233,105

TOTAL LEBANON			1,041,274

Mexico - 2.4%
United Mexican States:
4% 10/2/23		262,000	282,056
4.6% 1/23/46		200,000	211,000
4.75% 3/8/44		569,000	613,098
5.55% 1/21/45		150,000	179,625
6.05% 1/11/40		654,000	822,405
6.5% 6/10/21	MXN	4,885,000	279,224
6.75% 9/27/34		250,000	338,125

TOTAL MEXICO			2,725,533

Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		414,375	417,483
Nigeria - 0.4%
Central Bank of Nigeria warrants 11/15/20 (g)		250	19,219
Republic of Nigeria 5.125% 7/12/18 (b)		400,000	400,352

TOTAL NIGERIA			419,571

Pakistan - 0.8%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		640,000	672,150
8.25% 4/15/24 (b)		200,000	210,347

TOTAL PAKISTAN			882,497

Panama - 0.4%
Panamanian Republic:
6.7% 1/26/36		120,000	159,300
8.875% 9/30/27		75,000	110,250
9.375% 4/1/29		120,000	183,000

TOTAL PANAMA			452,550

Peru - 0.6%
Peruvian Republic:
4% 3/7/27 (c)		380,000	380,000
8.75% 11/21/33		180,000	282,375

TOTAL PERU			662,375

Philippines - 0.7%
Philippine Republic:
7.75% 1/14/31		270,000	419,046
9.5% 2/2/30		255,000	436,188

TOTAL PHILIPPINES			855,234

Romania - 0.3%
Romanian Republic:
4.375% 8/22/23 (b)		158,000	169,060
6.125% 1/22/44 (b)		160,000	199,552

TOTAL ROMANIA			368,612

Russia - 4.3%
Russian Federation:
4.5% 4/4/22 (b)		200,000	213,730
4.875% 9/16/23 (b)		600,000	654,444
5% 4/29/20 (b)		300,000	323,676
5.875% 9/16/43 (b)		1,000,000	1,168,400
12.75% 6/24/28 (Reg. S)		1,450,000	2,538,532

TOTAL RUSSIA			4,898,782

Serbia - 0.9%
Republic of Serbia:
4.875% 2/25/20 (b)		200,000	206,232
5.875% 12/3/18 (b)		200,000	212,000
6.75% 11/1/24 (b)		269,914	277,337
6.75% 11/1/24 (Reg. S)		72,950	74,956
7.25% 9/28/21 (b)		200,000	228,946

TOTAL SERBIA			999,471

South Africa - 0.1%
South African Republic 5.875% 5/30/22		100,000	111,300
Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		200,000	200,293
6.25% 10/4/20 (b)		275,000	280,535
6.25% 7/27/21 (b)		250,000	251,444

TOTAL SRI LANKA			732,272

Turkey - 5.6%
Turkish Republic:
3.25% 3/23/23		200,000	193,750
5.125% 3/25/22		220,000	235,232
5.625% 3/30/21		310,000	337,900
6.25% 9/26/22		405,000	457,978
6.75% 5/30/40		400,000	487,638
6.875% 3/17/36		795,000	969,169
7% 3/11/19		100,000	110,658
7% 6/5/20		230,000	260,859
7.25% 3/5/38		545,000	695,529
7.375% 2/5/25		760,000	937,741
7.5% 11/7/19		425,000	485,388
8% 2/14/34		250,000	336,585
9.4% 7/8/20	TRY	805,000	285,311
11.875% 1/15/30		315,000	549,675

TOTAL TURKEY			6,343,413

Ukraine - 1.4%
Ukraine Government:
0% 5/31/40(b)(e)		353,000	114,354
7.75% 9/1/19 (b)		100,000	98,520
7.75% 9/1/20 (b)		543,000	530,891
7.75% 9/1/21 (b)		231,000	224,694
7.75% 9/1/22 (b)		231,000	223,319
7.75% 9/1/23 (b)		231,000	222,384
7.75% 9/1/24 (b)		113,000	108,169
7.75% 9/1/27 (b)		100,000	94,520

TOTAL UKRAINE			1,616,851

United States of America - 3.5%
U.S. Treasury Notes 1.375% 4/30/20		3,884,000	3,957,877
Uruguay - 0.4%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		365,000	496,856
Venezuela - 1.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		5,800	5,800
9.25% 9/15/27		1,295,000	624,838
11.95% 8/5/31 (Reg. S)		720,000	338,400
12.75% 8/23/22		495,000	249,975
13.625% 8/15/18		95,000	59,660

TOTAL VENEZUELA			1,278,673

Vietnam - 1.4%
Vietnamese Socialist Republic:
1.75% 3/13/28 (e)		45,000	39,038
4% 3/12/28 (c)		1,077,667	1,060,155
6.75% 1/29/20 (b)		405,000	448,905

TOTAL VIETNAM			1,548,098

TOTAL GOVERNMENT OBLIGATIONS
(Cost $60,947,331)			63,820,286
		Shares	Value

Common Stocks - 0.0%
Canada - 0.0%
Pacific Exploration and Production Corp. warrants (h)
(Cost $17,600)		5,500	17,600
		Principal Amount(a)	Value

Sovereign Loan Participations - 0.4%
Indonesia - 0.4%
Indonesian Republic loan participation:
Goldman Sachs 1.6875% 12/14/19 (e)		388,889	381,111
Mizuho 1.6875% 12/14/19 (e)		108,621	106,448

TOTAL INDONESIA

(Cost 484,772)			487,559

Preferred Securities - 1.5%
Brazil - 0.4%
Cosan Overseas Ltd. 8.25% (f)		460,000	440,578
British Virgin Islands - 0.2%
Magnesita Finance Ltd. 8.625% (b)(f)		200,000	154,623
Cayman Islands - 0.9%
Banco Do Brasil SA 9% (b)(e)(f)		200,000	155,639
CSN Islands XII Corp. 7% (Reg. S) (f)		450,000	180,685
Odebrecht Finance Ltd. 7.5% (b)(f)		1,450,000	708,274

TOTAL CAYMAN ISLANDS			1,044,598

TOTAL PREFERRED SECURITIES
(Cost $2,466,207)			1,639,799
		Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.43% (i)
(Cost $5,804,710)		5,804,710	5,804,710
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $111,627,661)			112,172,645
NET OTHER ASSETS (LIABILITIES) - 1.3%			1,531,050
NET ASSETS - 100%			$113,703,695

Currency Abbreviations

COP – Colombian peso

IDR – Indonesian rupiah

MXN – Mexican peso

TRY – Turkish Lira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,320,292 or 44.3% of net assets.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Quantity represents share amount.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,270
Total	$12,270

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$17,600	$--	$--	$17,600
Corporate Bonds	40,402,691	--	40,208,896	193,795
Government Obligations	63,820,286	--	63,434,486	385,800
Sovereign Loan Participations	487,559	--	--	487,559
Preferred Securities	1,639,799	--	1,639,799	--
Money Market Funds	5,804,710	5,804,710	--	--
Total Investments in Securities:	$112,172,645	$5,804,710	$105,283,181	$1,084,754

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.5%
AAA,AA,A	3.5%
BBB	22.8%
BB	21.1%
B	26.5%
CCC,CC,C	8.3%
D	0.2%
Not Rated	7.7%
Equities	0.0%
Short-Term Investments and Net Other Assets	6.4%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $105,822,951)	$106,367,935
Fidelity Central Funds (cost $5,804,710)	5,804,710
Total Investments (cost $111,627,661)		$112,172,645
Cash		220,039
Receivable for investments sold		186,950
Receivable for fund shares sold		25,638
Interest receivable		1,806,696
Distributions receivable from Fidelity Central Funds		1,709
Total assets		114,413,677
Liabilities
Payable for investments purchased	$628,228
Payable for fund shares redeemed	79,400
Other payables and accrued expenses	2,354
Total liabilities		709,982
Net Assets		$113,703,695
Net Assets consist of:
Paid in capital		$114,632,065
Undistributed net investment income		2,085,275
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,559,052)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		545,407
Net Assets, for 11,506,123 shares outstanding		$113,703,695
Net Asset Value, offering price and redemption price per share ($113,703,695 ÷ 11,506,123 shares)		$9.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$112,589
Interest		3,990,491
Income from Fidelity Central Funds		12,270
Total income		4,115,350
Expenses
Custodian fees and expenses	$5,285
Independent trustees' fees and expenses	232
Total expenses before reductions	5,517
Expense reductions	(639)	4,878
Net investment income (loss)		4,110,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,795,179)
Foreign currency transactions	(9,321)
Total net realized gain (loss)		(1,804,500)
Change in net unrealized appreciation (depreciation) on: Investment securities	10,808,263
Assets and liabilities in foreign currencies	4,176
Total change in net unrealized appreciation (depreciation)		10,812,439
Net gain (loss)		9,007,939
Net increase (decrease) in net assets resulting from operations		$13,118,411

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,110,472	$8,365,554
Net realized gain (loss)	(1,804,500)	(1,851,146)
Change in net unrealized appreciation (depreciation)	10,812,439	(4,135,327)
Net increase (decrease) in net assets resulting from operations	13,118,411	2,379,081
Distributions to shareholders from net investment income	(3,455,427)	(7,294,287)
Share transactions
Proceeds from sales of shares	1,261,683	4,439,681
Reinvestment of distributions	3,455,427	7,294,279
Cost of shares redeemed	(3,756,368)	(7,863,469)
Net increase (decrease) in net assets resulting from share transactions	960,742	3,870,491
Total increase (decrease) in net assets	10,623,726	(1,044,715)
Net Assets
Beginning of period	103,079,969	104,124,684
End of period	$113,703,695	$103,079,969
Other Information
Undistributed net investment income end of period	$2,085,275	$1,430,230
Shares
Sold	135,355	471,526
Issued in reinvestment of distributions	368,299	776,584
Redeemed	(405,481)	(841,013)
Net increase (decrease)	98,173	407,097

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Debt Central Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$9.47	$9.94	$11.21	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.360	.744	.702	.711	.743	.526
Net realized and unrealized gain (loss)	.783	(.526)	(.501)	(1.070)	1.287	(.017)
Total from investment operations	1.143	.218	.201	(.359)	2.030	.509
Distributions from net investment income	(.303)	(.648)	(.627)	(.650)	(.680)	(.489)
Distributions from net realized gain	–	–	(.044)	(.261)	(.120)	(.040)
Total distributions	(.303)	(.648)	(.671)	(.911)	(.800)	(.529)
Net asset value, end of period	$9.88	$9.04	$9.47	$9.94	$11.21	$9.98
Total ReturnC,D	12.87%	2.26%	1.81%	(3.22)%	20.99%	5.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%	.02%	.01%	.02%G
Expenses net of fee waivers, if any	.01%G	.01%	.01%	.01%	.01%	.02%G
Expenses net of all reductions	.01%G	.01%	.01%	.01%	.01%	.02%G
Net investment income (loss)	7.78%G	7.89%	6.96%	6.69%	6.99%	6.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$113,704	$103,080	$104,125	$76,240	$114,200	$111,537
Portfolio turnover rateH	42%G	39%	42%	35%	49%	55%G

 A For the period March 17, 2011 (commencement of operations) to December 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$6,988,718
Gross unrealized depreciation	(5,084,391)
Net unrealized appreciation (depreciation) on securities	$1,904,327
Tax cost	$110,268,318

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(990,516)
Long-term	(649,467)

Total capital loss carryforward	$(1,639,983)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $22,455,959 and $18,835,067, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $232.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $407.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Actual	.0100%	$1,000.00	$1,128.70	$.05
Hypothetical-C		$1,000.00	$1,024.81	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EMC-SANN-0816
1.926208.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith President and Treasurer

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith President and Treasurer

Date:	August 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III Chief Financial Officer

Date:	August 25, 2016